Document and Entity Information	Aug. 19, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Aug. 19, 2021
Entity File Number	001-38821
Entity Registrant Name	LORDSTOWN MOTORS CORP.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2533239
Entity Address, Address Line One	2300 Hallock Young Road
Entity Address, City or Town	Lordstown
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44481
City Area Code	234
Local Phone Number	285-4001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RIDE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001759546
Amendment Flag	false